Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (69,424)	$ (70,296)
Fair value	(68,916)	(70,343)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(41,032)	(41,050)
Fair value	(41,174)	(41,863)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(27,020)	(27,854)
Fair value	(26,465)	(27,187)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(510)	(519)
Fair value	(455)	(467)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(490)	(509)
Fair value	(453)	(465)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(372)	(364)
Fair value	$ (369)	$ (362)